Adjusting items included in net finance costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Russia
Disclosure of attribution of expenses by nature to their function [line items]
Foreign exchange arising on the revaluation of foreign currency balances		£ 28
FII GLO
Disclosure of attribution of expenses by nature to their function [line items]
Interest related to FII GLO	£ 28	13
Adjusting item
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ 23	£ 41